Fair Value (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Fair Value Disclosures [Abstract]
Beginning fair value balance on issue date - June 9, 2020	$ 14,960,000
Change in fair value reported in the statements of operations	766,000
Change in fair value reported in other comprehensive income	(63,000)
Ending fair value balance - June 30, 2020	$ 14,131,000